THE CALDWELL & ORKIN FUNDS, INC.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Supplement dated June 30, 2006 to
Prospectus dated August 29, 2005

This Supplement to the Prospectus (the “Prospectus”) dated August 29, 2005 for the Caldwell & Orkin Market Opportunity Fund (the “Fund”), a series of The Caldwell & Orkin Funds, Inc., updates the Prospectus to revise the information as described below. This Supplement incorporates the information detailed in the Supplement to Prospectus dated November 28, 2005 regarding the change of address for the Fund’s service providers, Integrated Fund Services, Inc. and IFS Fund Distributors, Inc., and the Supplement dated April 10, 2006 regarding the addition of two new directors, and revises and restates the section entitled “Portfolio Manager” on page 10 to delete references to Robert H. Greenblatt. Therefore, together the Fund’s Prospectus dated August 29, 2005 and this Supplement constitute the Fund’s current Prospectus. For further information, please contact the Fund toll-free at 1-800-237-7073. You may also obtain additional copies of the Fund’s Prospectus, free of charge, by writing to the Fund at 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092, or by calling the Fund toll-free at the number above.

•	The description of the Portfolio Manager on page 10 of the Prospectus has been revised and restated as follows:

Portfolio Manager - Michael B. Orkin is the Fund’s Portfolio Manager. He has been primarily responsible for the day-to-day management of the Fund’s portfolio since August 24, 1992. Mr. Orkin is President of the Manager and Chief Executive Officer and sole owner of C&O, Inc. Prior to his current position, he was an analyst with Pacific Equity Management, Oppenheimer Capital Corporation and Ned Davis Research, Inc. He graduated from Vanderbilt University with a B.S. in Economics and earned an MBA in Finance from the University of Chicago Graduate School of Business. Mr. Orkin is a Chartered Financial Analyst.

The Fund’s Statement of Additional Information contains more detailed information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities in the Fund.

•	The following address contained on page 12 of the Prospectus under “How to Purchase Shares” has been revised and restated as follows:

Overnight Delivery: Caldwell & Orkin Market Opportunity Fund, c/o Integrated Fund Services, Inc., 303 Broadway - Suite 1100, Cincinnati, OH 45202, (800) 467-7903

•	The list of Board of Directors which is contained on page 20 of the Prospectus has been revised and restated as follows:

BOARD OF DIRECTORS - Frederick T. Blumer, Chairman; Michael B. Orkin, President; David L. Eager; Henry H. Porter, Jr.; Harry P. Taylor; James L. Underwood

•	The following addresses contained on page 20 of the Prospectus have been revised and restated as follows:

TRANSFER AGENT - Integrated Fund Services, Inc., 303 Broadway - Suite 1100, Cincinnati, OH 45202

DISTRIBUTOR - IFS Fund Distributors, Inc., 303 Broadway - Suite 1100, Cincinnati, OH 45202

THE CALDWELL & ORKIN FUNDS, INC.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
Supplement dated July 11, 2006 to
SAI dated August 29, 2005

This Supplement to the Statement of Additional Information (“SAI”) dated August 29, 2005 for the Caldwell & Orkin Market Opportunity Fund (the “Fund”), a series of The Caldwell & Orkin Funds, Inc., updates the SAI to revise the information as described below. This Supplement incorporates the information detailed in the Supplement dated November 28, 2005 regarding the change of address for the Fund’s service providers, Integrated Fund Services, Inc. and IFS Fund Distributors, Inc., and the Supplement dated April 10, 2006 regarding the addition of two new directors. In addition, this Supplement revises and restates several sections of the SAI to delete references to Robert H. Greenblatt and to add references to David R. Bockel as Secretary and Assistant Treasurer of the Fund and William C. Horne as Treasurer of the Fund. Together, the Fund’s SAI dated August 29, 2005 and this Supplement constitute the Fund’s current SAI. For further information, please contact the Fund toll-free at 1-800-237-7073. You may also obtain additional copies of the Fund’s SAI, free of charge, by writing to the Fund at 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092, or by calling the Fund toll-free at the number above.

•	The table listing the Officers and Directors of the Fund which is contained on page 11 of the SAI under the section “Board of Directors” has been revised and restated as follows:

[See next page.]

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

Information about the Board of Directors and officers* of the Caldwell & Orkin Market Opportunity Fund as of June 30, 2006 is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and officers and is available free of charge, upon request, by calling (800) 237-7073. The address for each of the persons named below is 6200 The Corners Parkway, Suite 150, Norcross, GA 30092.

Name, (Age) and Position(s) Held with Fund	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Frederick T. Blumer (47) Chairman	Since 1990	Mr. Blumer is the CEO of X-spand International, Inc., and was formerly the President of IN ZONE Brands International, Inc.	One	None
David L. Eager (64) Director	Since 1992	Mr. Eager is a Partner at Eager, Davis & Holmes LLC, and was formerly Director for Product Development for Driehaus Capital Management and a Global Partner with William M. Mercer, Inc.	One	Veracity Mutual Fund
Henry H. Porter, Jr. (71) Director	Since 1990	Mr. Porter is a private investor.	One	SEI Investments Company
Harry P. Taylor (45)	Since 2006	Mr. Taylor is the Senior VP - Finance for The Home Depot, and was formerly VP - Customer Strategy for PepsiCo Inc.	One	None
James L. Underwood (56)	Since 2006	Mr. Underwood is the President of Tarpley & Underwood, P.C. and Tarpley & Underwood Financial Advisors LLC.	One	None
INTERESTED DIRECTOR

Michael B. Orkin (46) (2) Director, President, Portfolio Manager	Since 1990
Mr. Orkin is the CEO and sole shareholder of Caldwell & Orkin, Inc., of which the Adviser is a wholly-owned subsidiary. Mr. Orkin has been a portfolio manager at Caldwell & Orkin, Inc. since 1985, and is a Chartered Financial Analyst.
			One	None

OFFICERS WHO ARE NOT DIRECTORS

David R. Bockel (29) (3) Secretary & Ass't Treasurer	Since 2006	Mr. Bockel is an Analyst and Trader for Caldwell & Orkin, Inc.	N/A	None
William C. Horne (48) Chief Compliance Officer & Treasurer (3)	Since 2004 Since 2006	Mr. Horne is the Director of Client Services and Chief Compliance Officer of Caldwell & Orkin, Inc.	N/A	None

*	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs policy-making decisions.

1	Each Director serves until his / her successor is duly elected and qualified, or until his / her death, resignation or removal.

2	Mr. Orkin is an interested person of the Fund by reason of his position with the Adviser.

3	Appointment made at the June 21, 2006 Board of Directors meeting.

•	The section entitled “ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGER” beginning on page 14 of the SAI has been revised and restated as follows:

“ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGER

Michael B. Orkin is responsible for the day-to-day portfolio management of the Fund.

OTHER ACCOUNTS MANAGED. Mr. Orkin is responsible for the day-to-day portfolio management of separate accounts and one private investment partnership managed by C&O.

	Number of Other Registered Investment Companies Managed (assets in millions)	Number of Other Pooled Vehicles Managed (assets in millions)	Number of Other Accounts Managed (assets in millions)
Michael Orkin	0 ($0)	1 ($25.0)*	31 ($75.2)

* As of June 30, 2006, the privately-offered pooled vehicle managed by C&O, the C&O Investment Partnership, L.P. (the “Partnership”), charges performance fees. Therefore, the assets under management listed in this column are subject to performance fees.

POTENTIAL CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account (each an “Account”).

Many of the Accounts managed by C&O and the Manager focus on the same or a similar investment discipline, so that the Accounts are managed in the same or a similar way and hold many of the same securities at the same time. Nevertheless, the management of multiple Accounts may give rise to potential conflicts of interest to the extent the Accounts have different objectives, strategies, benchmarks, time horizons, tax considerations, fees or client restrictions, as Mr. Orkin must allocate time and investment ideas across these different Accounts.   The management of multiple Accounts may also give rise to potential conflicts of interest as they will devote unequal time and attention to the management of different Accounts, either due to the differences among the Accounts listed above, or due to particular concerns or issues that may arise from time to time with one or more Accounts.

Because Accounts may have different objectives, strategies, benchmarks, time horizons, tax considerations, fees or client restrictions, there may be times when different Accounts hold different securities. These conditions may give rise to potential conflicts of interest to the extent Mr. Orkin directs transactions for one Account that may adversely impact the value of securities held by another Account. Securities selected for Accounts other than the Fund may outperform the securities selected for the Fund from time to time.

With respect to securities transactions for the Fund, C&O and the Manager generally determine the broker that executes each order, which determinations shall be made consistent with the duty to seek best execution of the transaction.  C&O and the Manager have adopted a policy that permits the aggregation of trades (each a “bunched trade”) in the same security for the same Accounts on the same day. In a bunched trade, each Account receives the same price, but different commission rates may apply to different Accounts owing either to the size of an Account’s position, the minimum ticket charges applied by the broker, or both.

Mr. Orkin generally does not trade securities in his personal accounts, and C&O, the Manager and the Fund have adopted a Code of Ethics that, among other things, generally prohibits personal trading by employees (including the portfolio managers) without pre-clearance by the CCO. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that the Code of Ethics will adequately address such conflicts.

In general, C&O and the Manager rarely invest Accounts in private placements, initial public offerings (IPOs) or similar limited investment opportunities. To the extent that Mr. Orkin recommends a limited investment opportunity for multiple Accounts, such limited investment opportunities are generally allocated pro rata based on account size, available cash or any other method determined to be fair; provided, however, that IPO opportunities are allocated to the Partnership.

COMPENSATION. Mr. Orkin is paid a fixed base salary, and is eligible to participate in C&O's 401(k) plan. Mr. Orkin, as the principal and 100% owner of C&O, will receive all profits of C&O and the Manager after expenses are paid. Accordingly, since profits are expected to increase as assets increase, Mr. Orkin is expected to receive increased profits through his ownership of C&O.

OWNERSHIP OF SECURITIES. As of June 30, 2006, the dollar value of the shares of the Fund beneficially owned by Mr. Orkin is over $1,000,000.”

•	The paragraph entitled “TRANSFER, REDEMPTION, AND DIVIDEND DISBURSING AGENT” on page 25 of the SAI has been revised and restated as follows:

Integrated Fund Services, Inc., the principal address of which is 303 Broadway, Suite 1100, Cincinnati, OH 45202, acts as the Fund's Transfer, Redemption and Dividend Disbursing Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the operating, maintenance and servicing of shareholder accounts.

•	The paragraph entitled “DISTRIBUTOR” on page 25 of the SAI has been revised and restated as follows:

IFS Fund Distributors, Inc., the principal address of which is 303 Broadway, Suite 1100, Cincinnati, OH 45202, is the Fund’s Distributor. The Distributor is primarily responsible for the distribution of Fund shares.